Earnings/(loss) per share	6 Months Ended
Jun. 30, 2018
Earnings per share [Abstract]
Earnings per share
11.	Earnings/(loss) per share

Basic and diluted net earnings/(loss) per share for each period presented are calculated as follows:

	Six months ended June 30,
	2017	2018
	US$	US$
	(Unaudited)	(Unaudited)
Numerator:
Net income/(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders - basic and diluted	16,538,924	(17,196,007)
Denominator:
Number of shares outstanding, basic	128,317,210	129,606,854
Stock options	1,816,284	2,207,127
Weighted average number of RSU Stocks	1,423,997	349,420

Number of shares outstanding-diluted	131,557,491	132,163,401

Basic earnings/(loss) per share	0.13	(0.13)
Diluted earnings/(loss) per share	0.13	(0.13)

During the six months ended June 30, 2018, 180,000 (June 30, 2017: 2,126,448) stock options were excluded from the calculation of earnings per share because their effect would be anti-dilutive.